Related parties (Details 1) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Total due to related parties - current	$ 181,877	$ 249,545
Dream Go Inc. [Member]
Total due to related parties - current	0	117,379
Luo Hui [Member]
Total due to related parties - current	4,427	2,166
Luo Hui [Member] | August 15, 2025 [Member]
Total due to related parties - current	130,000	130,000
Luo Hui [Member] | March 31, 2026 [Member]
Total due to related parties - current	40,000	0
Yi Liu [Member] | March 17, 2026 [Member]
Total due to related parties - current	100,000	0
Dream Legal Group [Member]
Total due to related parties - current	$ 7,450	$ 0